Commitments and Contingencies (Details)					1 Months Ended				12 Months Ended
	Feb. 09, 2023 USD ($)	Jan. 19, 2023 USD ($)	Apr. 14, 2022	Mar. 21, 2022	Oct. 31, 2022 USD ($)	Apr. 25, 2022	Jan. 31, 2022 USD ($)	Jul. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jan. 06, 2023	Oct. 22, 2022	Jul. 05, 2022	Dec. 23, 2021	Nov. 15, 2021
Commitments and Contingencies (Details) [Line Items]
Independent directors													3			3
Reservations for vehicle															14,000		14,000
Derivative lawsuits				2		2
Accrued Professional Fees, Current									$ 18,940,000			$ 16,000,000
Legal claims in cash							$ 1,800,000
Accrued contingent liabilities							1,200,000		18,900,000	$ 16,900,000
Number Of Unpaid Reservations Of Interest																	14,000
Proceeds from Issuance of Private Placement										$ 761,400,000
Contractual commitments												279,800,000
Contractual Obligation, To Be Paid, Year One And Two											$ 74,800,000
Contractual Obligation, To Be Paid, Year Three And Four												21,700,000
Contractual Obligation, To Be Paid, After Year Four												45,900,000
Reservations										14,000
Taxes related to the lease									6,400,000
Settlement payment							1,200,000
Initial settlement payment							1,800,000
Relieved liability							1,200,000
Interest outstanding														3.40%
Accrued expense									$ 3,400,000
Writ of execution		$ 3,500,000
Reservation received for vehicle									14,000
Unpaid interest									14,000
Business combination description									In conjunction with the closing of the Business Combination, the Company paid $139.6 million in cash and committed to issue 24,464,994 shares of Class A Common Stock at a value of $10.00 per share to settle liabilities of the Company and to compensate current and former employees, including: (i) notes payable principal amounts of $85.2 million and accrued interest of $7.4 million; (ii) related party notes payable principal amounts of $91.4 million and accrued interest of $13.6 million; (iii) interests in the Vendor Trust of $124.7 million, including payables of $103.0 million and purchase orders in the amount of $8.4 million related to goods and services yet to be received, and accrued interest thereon of $13.3 million; (iv) $19.8 million of amounts due to vendors; and (v) $9.6 million to current and former employees as a bonus. In addition, the Company issued 1,350,970 restricted stock awards, net of forfeitures, to current employees as a bonus (see Note 15, Stock-Based Compensation).
Invested amount								$ 25,000,000
Hosting fees								47,000,000
Hosting fees agreement amount								5,300,000
Unconditional contractual obligation description									As of December 31, 2022, we estimate FFIE’s total unconditional contractual commitments, including purchases of inventory, tooling, machinery and equipment as well as items to be used in research and development activities; lease minimum payments and other contractual commitments, totaling $383.6 million, which included $282.3 million for the year ended December 31, 2023, $33.8 million for the two years ended December 31, 2025, $21.6 million for the two years ended December 31, 2027 and $45.9 million thereafter.
Open Purchase Orders [Member]
Commitments and Contingencies (Details) [Line Items]
Contractual commitments												245,700,000
Outstanding Legal Dispute For Breach Of Lease [Member]
Commitments and Contingencies (Details) [Line Items]
Litigation Settlement, Amount Awarded to Other Party		$ 3,500,000							$ 6,400,000
Legal claims in cash					$ 3,400,000		1,800,000
Interest percentage					5.00%
Accrued contingent liabilities					$ 3,400,000		$ 1,200,000		$ 3,400,000
Loss Contingency Accrual, Payments	$ 3,600,000
Payment For Additional Amount For Indemnification	$ 200,000
Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Interest percentage					5.00%
Contractual commitments											279,800,000
Additional cash					$ 3,400,000
Forecast [Member]
Commitments and Contingencies (Details) [Line Items]
Unconditional contractual obligations amount											282,300,000
Open purchase orders											$ 243,800,000
Vendor Trust [Member]
Commitments and Contingencies (Details) [Line Items]
Business combination description									In exchange for contributing accounts receivable to the Vendor Trust, the participating vendors were required to refrain from bringing legal claims regarding any overdue payment and forbear from exercising remedies on any payables tendered to and accepted by the Vendor Trust. FF’s suppliers and contractors holding aggregate past due payables of approximately $116.1 million contributed payables to the Vendor Trust in exchange for interests in the Vendor Trust. Certain FF suppliers and contractors also ultimately received interests in the Vendor Trust related to approximately $8.4 million of purchase orders for goods and services to be provided in the future. During September and October 2020, FF paid an aggregate of $4.5 million to the Vendor Trust, thus reducing the aggregate past due principal payables and purchase orders held by the Vendor Trust to approximately $136.6 million. In the fourth quarter of 2020, the Vendor Trust agreed to amend the agreement governing the satisfaction of interests in the Vendor Trust to permit the conversion of the interests in the Vendor Trust to equity interests in PSAC in connection with the Business Combination. In June 2021, FF and the Vendor Trust further agreed to allow the holders of interests in the Vendor Trust to elect to receive up to $10.0 million in cash in the aggregate upon closing of the Business Combination, which would reduce on a dollar-for-dollar basis the number of equity interests to be issued to such holders in satisfaction of their interests in the Vendor Trust. Fifty-three (53) of the holders of interests in the Vendor Trust elected to participate in the $10.0 million cash distribution at the closing of the Business Combination, and the remaining interests in the Vendor Trust were settled through the conversion of interests into Class A Common Stock and payment of cash at the closing of the Business Combination.
Unconditional Contractual Obligations [Member]
Commitments and Contingencies (Details) [Line Items]
Contractual commitment												$ 422,200,000
Palantir Technologies Inc. [Member]
Commitments and Contingencies (Details) [Line Items]
Proceeds from Issuance of Private Placement								25,000,000
Hosting Arrangement, Service Contract, Amount Committed								$ 47,000,000
Hosting Arrangement, Service Contract, Term								6 years
Hosting Arrangement, Service Contract, Amount Paid									$ 0	$ 5,300,000
Chief Executive Officer [Member]
Commitments and Contingencies (Details) [Line Items]
Loss Contingency, Annual Base Salary Reduction, Percentage			25.00%
Annual base salary reduction									25.00%
Chief Product And User Ecosystem Officer [Member]
Commitments and Contingencies (Details) [Line Items]
Loss Contingency, Annual Base Salary Reduction, Percentage			25.00%
Annual base salary reduction									25.00%